Housing loans and deposits from customers in the banking business	12 Months Ended
Mar. 31, 2021
Banking And Thrifts [Abstract]
Housing loans and deposits from customers in the banking business
12.	Housing loans and deposits from customers in the banking business

(1)	Housing loans in the banking business
Sony acquires and holds certain financial receivables in the normal course of business. The majority of financing receivables held by Sony consists of housing loans in the banking business and no other significant financial receivables exist.
A subsidiary in the banking business monitors the credit quality of housing loans based on the credit ratings of debtors which are classified by the financial conditions and the past due status of individual obligors. Past due status is monitored on a daily basis and the credit ratings of debtors is reviewed on a quarterly basis.
The allowance for the credit losses is established based on the credit ratings of debtors and the evaluation of collateral. The amount of housing loans in the banking business and the corresponding allowance for credit losses as of March 31, 2020 were 1,927,054 million yen and 780 million yen, respectively, and as of March 31, 2021 were 2,354,546 million yen and 1,004 million yen, respectively. During the fiscal years ended March 31, 2020 and 2021, charge-offs on housing loans in the banking business and changes in the allowance for credit losses were not significant.
The balance of housing loans placed on nonaccrual status or past due status were not significant as of March 31, 2020 and 2021.

The following table presents the amortized cost of housing loans in the banking business by credit quality indicator based on the credit ratings of debtors as of March 31, 2020.

Yen in millions
March 31, 2020
Housing loans by the credit ratings of debtors:
Normal*	1,923,648
Other than normal	3,406

Total	1,927,054

*	Normal is defined as borrowers who do not have particular problems with their financial position.
The following table presents the amortized cost of housing loans in the banking business by both credit quality indicator based on the credit ratings of debtors and year of origination as of March 31, 2021.

	Yen in millions
	March 31, 2021
	Amortized Cost by Origination Year
	Fiscal year ended March 31
	2021	2020	2019	2018	2017	Prior	Total
Housing loans by the credit ratings of debtors:
Normal*	547,133	349,334	252,609	158,546	269,450	772,072	2,349,144
Other than normal	212	136	358	265	218	4,213	5,402

Total assets	547,345	349,470	252,967	158,811	269,668	776,285	2,354,546

*	Normal is defined as borrowers who do not have particular problems with their financial position.

(2)	Deposits from customers in the banking business
All deposits from customers in the banking business within the Financial Services segment are interest bearing deposits. At March 31, 2020 and 2021, the balances of time deposits and thrift saving deposits issued in amounts of 10 million yen or more were

320,351
 million yen and
391,442
 million yen, respectively. These amounts have been classified as current liabilities mainly due to the ability of the customers to make withdrawals prior to maturity.
At March 31, 2021, aggregate amounts of annual maturities of time deposits and thrift saving deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2023	36,586
2024	19,643
2025	3,135
2026	3,159
2027	400
Later fiscal years	28,805

Total	91,728